Discontinued operations - Cash flows (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of discontinued operations [Abstract]
Cash flows from operating activities, discontinued operations	€ 350	€ 1,037	€ 761
Cash flows from investing activities, discontinued operations	856	(112)	(203)
Cash flows from financing activities, discontinued operations	(144)	1,226	(20)
Total discontinued operations cash flows	€ 1,063	€ 2,151	€ 537